RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2013
RELATED PARTY TRANSACTIONS
Schedule of transactions with related parties

	Years ended December 31,
Transactions	2011	2012	2013
	RMB	RMB	RMB
Receipt of property management services from one school founded by the principal of Shuyang K-12	1,800	—	—
Receipt of property management services from the former shareholder of Changsha K-12	7,470	—	—
Receipt of rental services from subsidiary of former shareholder of Shenyang Universe High School	1,100	1,100	1,100
Sales of software and providing services to former shareholder of Jinan WR Career Enhancement	6,800	—	—
Borrowings from General Manager of College Segment-Gao Shoubai (note i)	—	—	3,960
Borrowings from Vice President -Huang Senlei (note i)	—	—	3,400
Others	1,627	514	5

Note (i): Having been suffering Due to the shortage of working capital, the Company borrowed funds from the two of management personnel, being Gao Shoubai and Huang Senlei. The borrowing of RMB 2,000 from Gao Shoubai was with a maturity date on February 7, 2014 and noninterest bearing; RMB 1,960 was with a maturity date on December 8, 2013 and bearing interest at 24% per annum. The borrowing from Huang Senlei was with a maturity date on September 5, 2013 and bearing interest at 24% per annum. The borrowings are overdue and still outstanding as of December 31, 2013.

Schedule of balances with related parties
	Amounts due from related parties		Amounts due to related parties
	As of December 31,		As of December 31,
Relationship	2012	2013	2012	2013
	RMB	RMB	RMB	RMB
Subsidiary of the minority shareholder of Taishidian Holding	500	—	—	—
Vice President -Huang Senlei (above note i)	—	—	—	3,400
Subsidiary of former shareholder of Shenyang Universe High School (Current minority shareholder of Shenyang Universe High School)	—	—	3,575	4,675
General Manager of College Segment-Gao Shoubai (above note i)	—	—	—	3,960
Former shareholder of Genesis Career Enhancement (Current minority shareholder of Shandong Genesis Career Enhancement)	—	—	636	—
	500	—	4,211	12,035